Intangible Assets, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Impairment loss	$ 200,000
Amortization expenses for finite-lived intangible assets	145,961	$ 167,985	$ 124,551
Wrote off of cost related amortization	$ 70,477	$ 34,400	$ 2,320